Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Treasury stock [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Accumulated other comprehensive income (loss) [Member]	(Accumulated deficit) retained earnings [Member]	Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member]	Noncontrolling interest [Member]
Beginning Balance, amount at Dec. 31, 2011	$ 371,492	$ 179		$ 363,021	$ 5,667	$ 6,263	$ (4,277)	$ 370,853	$ 639
Beginning Balance, shares (in shares) at Dec. 31, 2011		179,029,251
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)		3,512,394
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	3	3						3
Share-based compensation	50,605			50,605				50,605
Issuance of ordinary shares in connection with exercise of options, shares (in shares)		1,615,452
Issuance of ordinary shares in connection with exercise of options, amount	6,965	2		6,963				6,965
Provision for statutory reserves					10,408		(10,408)
Noncontrolling interest for establishments of subsidiaries	422								422
Disposal of noncontrolling interest in subsidiaries	(544)			73				73	(617)
Net income	46,471						46,746	46,746	(275)
Other comprehensive income (loss)	2,849					2,851		2,851	(2)
Ending Balance, amount at Dec. 31, 2012	478,263	184		420,662	16,075	9,114	32,061	478,096	167
Ending Balance, shares (in shares) at Dec. 31, 2012		184,157,097
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)		561,517
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	1	1						1
Share repurchase, shares (in shares)		(14,544)
Share repurchase, amount	(139)		(139)					(139)
Share-based compensation	121,087			121,087				121,087
Issuance of ordinary shares in connection with exercise of options, shares (in shares)		3,982,385
Issuance of ordinary shares in connection with exercise of options, amount	19,071	4		19,067				19,071
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)		204,466
Issuance of ordinary shares in connection with business acquisitions, amount	7,864			7,864				7,864
Provision for statutory reserves					12,074		(12,074)
Addition of noncontrolling interest in connection with business acquisitions	18,868								18,868
Capital injection of non-controlling interest holders to a subsidiary	654								654
Disposal of noncontrolling interest in subsidiaries	(544)			(5)				(5)	(539)
Net income	97,849						99,652	99,652	(1,803)
Other comprehensive income (loss)	11,104					11,266		11,266	(162)
Ending Balance, amount at Dec. 31, 2013	754,078	189	(139)	568,675	28,149	20,380	119,639	736,893	17,185
Ending Balance, shares (in shares) at Dec. 31, 2013		188,890,921
Issuance of ordinary shares in connection with share-based compensation arrangements, shares (in shares)		2,691,753
Issuance of ordinary shares in connection with share-based compensation arrangements, amount	2	2						2
Share-based compensation	90,392			90,392				90,392
Issuance of ordinary shares in connection with exercise of options, shares (in shares)	1,833,657	1,833,657
Issuance of ordinary shares in connection with exercise of options, amount	15,066	2		15,064				15,066
Provision for statutory reserves					21,284		(21,284)
Addition of noncontrolling interest in connection with business acquisitions	97,400								97,400
Capital injection of non-controlling interest holders to a subsidiary	32,000								32,000
Acquisition of additional equity interests in subsidiaries	(947)			(4,371)				(4,371)	3,424
Net income	216,163						222,768	222,768	(6,605)
Other comprehensive income (loss)	(33,086)					(32,152)		(32,152)	(934)
Ending Balance, amount at Dec. 31, 2014	$ 1,142,268	$ 193	$ (139)	$ 669,760	$ 49,433	$ (11,772)	$ 321,123	$ 1,028,598	$ 113,670
Ending Balance, shares (in shares) at Dec. 31, 2014		193,416,331